Trade receivables - Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Government authorities	$ 1,868	$ 1,956
Prepaid expenses	1,402	1,777
Others	1,520	7,557
Other Receivables	4,790	11,290
Presented under current assets	$ 4,790	$ 11,290